ISSUED DEBT SECURITIES - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Sep. 30, 2024 ARS ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 194,294,170		$ 186,896,801
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	3,544,880		24,225,682
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 250,000
XIV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	44,640,963
Debt Securities	42,901,831
XIV | Banco de Galicia y Buenos Aires S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	1,600,000
Debt Securities	1,686,581
LX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	27,381,323		27,381,323
Debt Securities	28,389,339		48,304,758
LX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	951,541		7,665,541
Debt Securities	1,009,818		18,349,570
LXI | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	36,509,737
LXI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	804,310
Debt Securities	819,771
LXII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	35,000,000
Debt Securities	31,142,060
LXII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	27,871
Debt Securities	$ 28,710
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			3,284,942
Debt Securities			5,549,687
LI Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			97,911
Debt Securities			236,626
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,192,612
Debt Securities			7,510,051
LIII Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			130,110
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			4,779,859
Debt Securities			12,448,524
LIV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			83,000
Debt Securities			215,677
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			10,141,234
Debt Securities			12,489,778
LV Serie II | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			116,756
LVII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,512,200
Debt Securities			22,434,392
LVII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			50,000
Debt Securities			118,429
LVIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,214,678
Debt Securities			9,355,914
LVIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			49,625
Debt Securities			120,680
LIX | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			12,072,087
Debt Securities			25,150,161
LIX | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value			2,026,703
Debt Securities			$ 4,937,834